Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash used from operating activities
Loss for the year	$ (2,628,248)	$ (2,763,134)	$ (9,325,226)
Items not affecting cash
Unrealized foreign exchange gain (loss)	(49,193)	270,644	15,966
Gain on settlement of account payable and accrued liabilities	(321,115)	(1,098)	(31,329)
Loss on shares for debt settlement	0	0	52,164
Gain on settlement of loans receivable	0	(774,000)	0
Share-based payment expense	1,176,190	954,465	990,448
Unrealized gain on marketable securities	0	(400,781)	2,538,281
Loss on disposal of marketable securities	0	2,093,851	0
Share of loss on investment in associate	0	102,756	0
Accrued interest income	(29,933)	(33,887)	0
Other income	0	(1,819,800)	0
Accretion on convertible debt	112,465	0	(4,862)
Fair value of derivative liability	(117,648)	0	0
Transaction costs expensed on convertible debentures	87,781	0	0
Cash flows from (used in) operations before changes in working capital	(1,769,701)	(2,370,984)	(5,659,558)
Change in non-cash operating working capital
Decrease (increase) in receivables and prepaid expenses	19,012	(15,594)	(13,943)
Increase (decrease) in accounts payable and accrued liabilities	(403,781)	(145,425)	3,632,919
Cash flows from (used in) operating activities	(2,154,470)	(2,532,003)	(2,040,582)
Cash flows used in investing activities
Sage ranch	(3,130,040)	(2,013,834)	(505,374)
Power project development and construction costs	(499,182)	(385,117)	(1,069,644)
Proceeds on sale of marketable securities	0	722,393	0
Deposits and long-term expenses	0	0	(57,843)
Cash flows from (used in) investing activities	(3,629,222)	(1,676,558)	(1,632,861)
Cash flows used in financing activities
Cash paid on executive loans	(60,626)	(146,331)	(244,391)
Cash received on executive loans	140,626	325,056	178,937
Convertible debenture issuance	4,592,164	0	0
Transaction costs on convertible debt	(23,340)	0	0
Private placement proceeds	386,000	3,118,850	2,405,750
Share issuance cost	(7,482)	(24,722)	(29,126)
Options exercises	379,500	956,000	540,749
Warrants exercises	7,500	0	1,302,543
Related company loan	467,976	(67,124)	(550,680)
Cash flows from (used in) financing activities	5,882,318	4,161,729	3,603,782
Effect of foreign exchange on cash	(76,478)	62,509	31,262
Increase (decrease) in cash	22,148	15,677	(38,399)
Cash - beginning of year	24,950	9,273	47,672
Cash - end of year	$ 47,098	$ 24,950	$ 9,273